Commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission expense [abstract]
Cards	€ 1,744	€ 1,816	€ 1,858
By collection and return of effects	30	30	24
Financial guarantees and other commitments	359	323	282
Brokerages and intermediaries	130	181	204
Sales of insurance and funds	456	453	352
Other fees and commissions	1,692	1,655	1,429
Total commission expense	€ 4,411	€ 4,458	€ 4,149